PRIVATE PLACEMENTS	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Private Placements
PRIVATE PLACEMENTS

NOTE 4 — PRIVATE PLACEMENTS

The Sponsors and EBC had agreed to purchase an aggregate of 330,000 Private Placement Units (312,000 Private Placement Units to be purchased by the Sponsors and 18,000 Private Placement Units to be purchased by EBC or its designees), or 361,500 Private Placement Units if the underwriters’ over-allotment is exercised in full, at a price of $10.00 per Private Placement Unit ($3,300,000, or an aggregate of $3,615,000 if the underwriters’ over-allotment is exercised in full) from the Company in a private placement that will occur simultaneously with the closing of the Initial Public Offering.

Simultaneously with the closing of the IPO on July 14, 2023, the Company consummated the private sale of 330,000 Private Placement Units. Each Private Placement Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination. The proceeds from the sale of the Private Placement Units were added to the net proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (including the underlying securities) will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.

On July 17, 2023, the underwriters exercised the over-allotment option in full. See Note 1 for more details.

NOTE 4 — PRIVATE PLACEMENTS

The Sponsors and EBC have agreed to purchase an aggregate of 330,000 Private Placement Units (312,000 Private Placement Units to be purchased by the Sponsors and 18,000 Private Placement Units to be purchased by EBC or its designees), or 361,500 Private Placement Units if the underwriters’ over-allotment is exercised in full, at a price of $10.00 per Private Placement Unit ($3,300,000, or an aggregate of $3,615,000 if the underwriters’ over-allotment is exercised in full) from the Company in a private placement that will occur simultaneously with the closing of the Initial Public Offering.

Simultaneously with and soon after the closing of the IPO, the Sponsors and EBC purchased an aggregate of 361,500 Private Placement Units ($3,615,000), including exercise of over-allotment option. Each Private Placement Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination. The proceeds from the sale of the Private Placement Units were added to the net proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (including the underlying securities) will not be transferable, assignable, or saleable until the completion of a Business Combination, subject to certain exceptions.

On July 17, 2023, the underwriters exercised the over-allotment option in full. See Note 1 for more details.